Third Quarter Report

November 30, 2005

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2005

Table of Contents

Portfolio Managers’ Report	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	13

Portfolio of Investments	20

Additional Information	52

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ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT

Dear Shareholders:

ING Prime Rate Trust (the “Trust”) is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2005

Net Assets	$1,077,357,079
Total Assets	$2,117,517,142
Assets Invested in Senior Loans	$2,066,023,086
Senior Loans Represented	482
Average Amount Outstanding per Loan	$4,286,355
Industries Represented	38
Average Loan Amount per Industry	$54,369,029
Portfolio Turnover Rate	65%
Weighted Average Days to Interest Rate Reset	45
Average Loan Final Maturity	64 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	47.32%

PEFORMANCE SUMMARY

The Trust declared $0.12 of dividends during the third fiscal quarter and $0.34 for the nine months ended November 30, 2005. Based on the average month-end net asset value (“NAV”) per share of $7.43, this resulted in an annualized distribution rate of 6.25%(1) for the quarter and 6.11%(1)for the nine months ended. The Trust’s total return for the third fiscal quarter, based on NAV, was 1.20%, versus a total return on the S&P/LSTA Leveraged Loan Index of 1.08% for the same quarter. For the nine months, the total return, based on NAV was 4.38% versus 3.63% for the S&P/LSTA Leveraged Loan Index. The total market value return (based on full reinvestment of dividends) for the Trust’s common shares during the third fiscal quarter was –4.79% and –9.07% for the nine months ended November 30, 2005.

MARKET OVERVIEW

The non-investment grade (“leveraged”, or “senior”) loan market remained relatively healthy during the fourth quarter of 2005, thereby closing a year of strong absolute and relative performance. New issuance volume totaled $74 billion, up from $64 billion in the third quarter. Volume for the full year reached a new high of $295 billion, as loan issuers (i.e., corporate borrowers) took advantage of continued robust liquidity, historically low borrowing spreads and what appears to be incessant demand on the part of loan investors. Full-year returns for the S&P/LSTA Leveraged Loan Index (“LLI”) totaled 5.06%, besting, for the first time in that benchmark’s eight year history, that of high yield bonds (Merrill Lynch High Yield Master Index at 2.74%), U.S. Treasuries (10-year at 1.99%) and the S&P 500 (4.89%)(2). Not surprisingly, in an environment of relatively low default rates, stable loan prices, and the continued influx of new loan investors, the higher-yielding/lower-rated subset of the market outperformed the higher quality subset by a considerable margin.

(1)   The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust’s average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)   Source: Standard & Poor’s Leveraged Commentary & Data.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

Credit conditions and the direction of short-term interest rates remain the most significant drivers of loan performance. Default rates picked up during 2005 due to the high-profile bankruptcies of several large U.S. automotive suppliers and commercial air carriers. The lagging twelve-month default (buy number of loans, as reported by Standard & Poor’s Leveraged Commentary & Data) finished the year at 1.98%, up from 1.12% at the end of last year, but still favorable as compared to the historical average. Fortunately, the broad manufacturing and service sectors of the domestic economy, while slowing from the accelerated (and arguably unsustainable) pace of 2005, still appear to be reasonably fit, indicating, at this juncture, minimal risk of widespread economic weakness and pointing to the potential for further tightening on the part of the Fed, at least into the first quarter of the New Year. Continued economic growth and stable to rising short-term rates are winds in the sails of loan market investors.

TOP TEN INDUSTRY SECTORS
AS OF NOVEMBER 30, 2005
AS A PERCENTAGE OF:

	TOTAL	NET
	ASSETS	ASSETS
North American Cable	9.3%	18.2%
Healthcare, Education and Childcare	7.7%	15.2%
Buildings and Real Estate	6.3%	12.5%
Oil & Gas	5.3%	10.4%
Utilities	4.8%	9.4%
Chemicals, Plastics and Rubber	4.7%	9.3%
Printing and Publishing	4.6%	9.0%
Leisure, Amusement, Entertainment	4.3%	8.4%
Containers, Packaging and Glass	4.2%	8.2%
Retail Stores	4.1%	8.1%

Portfolio holdings are subject to change daily.

PORTFOLIO OVERVIEW

The Trust’s NAV performance for the period was again attributable to favorable asset selection and sector positioning, and the avoidance of defaults. The Trust held significant positions in each of the top five individual contributors to LLI returns during the quarter (four of which resided in the Trust’s top five). Charter Communications Operating LLC (single largest holding at roughly 2.6% of total assets at period-end) was the largest contributor to LLI returns for both the calendar quarter and the full year. The only material detraction to period returns stemmed from increased price volatility in a select number of other cable loans (notably Century Cable Holdings LLC and Olympus Cable Holdings LLC, 1.4% and 1.3%, respectively, of total assets), due to what we deem temporary technical factors.

TOP TEN SENIOR LOAN ISSUERS
AS OF NOVEMBER 30, 2005
AS A PERCENTAGE OF:

	TOTAL	NET
	ASSETS	ASSETS
Charter Communications Operating, LLC	2.6%	5.5%
Metro-Goldwyn-Mayer Studios, Inc.	2.0%	3.9%
Sungard Data Systems, Inc.	1.6%	3.1%
General Growth Properties, Inc.	1.5%	3.0%
Davita, Inc.	1.5%	2.9%
Century Cable Holdings, LLC	1.4%	2.8%
Olympus Cable Holdings, LLC	1.3%	2.6%
El Paso Corporation	1.3%	2.6%
Fidelity National Information Solutions, Inc.	1.2%	2.4%
Community Health Systems, Inc.	1.2%	2.3%

Portfolio holdings are subject to change daily.

There was no material change in sector positioning during the period, with minor ranking changes predicated on normal reinvestment activities. North American Cable (9.3% of total assets), Healthcare (7.7%) and Buildings/Real Estate (6.3%) closed out the period as the Trust’s top three sector exposures. We still view these sectors as attractive based on low secured leverage levels (i.e., strong collateral coverage) and/or relative price stability. Sectors the Trust continued to underweight and/or avoid during the period include automotive suppliers (3.5% of total

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

asset at period-end, down from 3.7% at the end of the last reporting period) and commercial airlines. Generally speaking, we intend to steer clear of new investments in these industries until we see improving profitability and strengthened balance sheets, and an overall lesser risk of bankruptcy as a means of restructuring.

Investment Types

as of November 30, 2005

(as a percent of total investments)

Portfolio holdings are subject to change daily.

The Trust remains well diversified. The average individual loan position represented approximately 0.20% of total assets at period-end, while the average industry sector accounted for roughly 2.57%, both measures down fractionally from the prior quarter-end.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of November 30, 2005, the Trust had $450 million of “Aaa/AAA(2)” rated cumulative auction rate preferred shares outstanding, and $552 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 47.32% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

OUTLOOK

Our strategy remains centered squarely on delivering attractive risk-adjusted returns and moderate NAV volatility. The leveraged loan market closed out 2005 in reasonably good shape, and early indications point to a continuation of prevailing trends. Default rates have inched up, but the impact has been largely restricted to the auto and airline sectors. Importantly, borrowing spreads appear to have generally bottomed out and are expected to modestly increase as we move into 2006. The potential for wider spreads, combined with higher short-term interest rates, would prove effective at offsetting likely modest credit-related downward price volatility, providing another positive backdrop for solid risk-adjusted performance on the part of loans. We do, however, remain concerned about increasingly aggressive loan structures, reduced covenant protections, and the potential for further erosion in credit spreads in the higher quality subset of the loan market. As such, we continue to avoid transactions that are not priced acceptably given the underlying risk.

We thank you for your investment in ING Prime Rate Trust.

Jeffrey A. Bakalar	Daniel A. Norman
Senior Vice President	Senior Vice President
Senior Portfolio Manager	Senior Portfolio Manager
ING Investment Management Co.	ING Investment Management Co.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2005
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	6.92%	10.09%	5.21%	5.55%
Based on Market Value	(6.25)%	9.93%	4.20%	4.64%
S&P/LSTA Leveraged Loan Index(a)	4.95%	6.95%	5.23%	—
Credit Suisse First Boston Leveraged Loan Index	5.64%	7.79%	5.20%	5.66%

The table above illustrates the total return of ING Prime Rate Trust against the Indices indicated. An Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on net asset value reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c)

(a)   Performance since inception for the index is 5.28% from January 1, 1997.

(b)   Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(c)   On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust’s common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust’s NAV.

This report contains statements that may be “forward-looking” statements. Actual results could differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

 INDEX DESCRIPTIONS

The Credit Suisse First Boston Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

The S&P/LSTA Leveraged Loan Index (“LLI”) is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s and the Loan Syndications & Trading Association (“LSTA”) conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

		Net Asset		Average	Average
		Value (“NAV”)	Market	Annualized	Annualized
	Prime	30-Day SEC	30-Day SEC	Distribution	Distribution
Quarter Ended	Rate	Yield(A)	Yield(A)	Rate at NAV(B)	Rate at Market(B)

November 30, 2005	7.00%	8.09%	9.17%	6.25%	6.97%
August 31, 2005	6.50%	7.24%	7.73%	6.07%	6.48%
May 31, 2005	6.00%	6.17%	6.48%	5.98%	6.15%
February 28, 2005	5.50%	6.84%	6.75%	5.80%	5.68%

(A) Yield is calculated by dividing the Trust’s net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust’s yield consistent with the SEC standardized yield formula for investment companies.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust’s average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust’s current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust. If short-term market interest rates fall, the yield on the Trust will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust’s assets may decrease, which will cause the Trust’s value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

 STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2005 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,070,572,267)	$2,091,960,614
Receivables:
Investment securities sold	10,066,179
Interest	15,321,139
Other	25,270
Prepaid expenses	143,940
Total assets	2,117,517,142

LIABILITIES:
Notes payable	552,000,000
Payable for investments purchased	29,670,625
Payable to custodian from bank overdraft	2,243,032
Deferred arrangement fees on senior loans	1,074,503
Dividends payable - preferred shares	176,281
Payable to affiliates	1,809,048
Accrued trustees’ fees	13,998
Other accrued expenses	3,172,576
Total liabilities	590,160,063
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,077,357,079

Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$7.43

NET ASSETS CONSIST OF:
Paid-in capital	$1,343,955,826
Undistributed net investment income	4,548,519
Accumulated net realized loss on investments	(292,535,613)
Net unrealized appreciation of investments	21,388,347
NET ASSETS	$1,077,357,079

See Accompanying Notes to Financial Statement

ING Prime Rate Trust

 STATEMENT OF OPERATIONS for the nine months ended November 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$90,684,264
Arrangement fees earned	1,013,705
Dividends	123,051
Other	1,890,596
Total investment income	93,711,616

EXPENSES:
Investment management fees	12,205,231
Administration fees	3,814,135
Transfer agent and registrar fees	100,925
Interest	14,528,767
Shareholder reporting expense	127,875
Custodian fees	645,478
Professional fees	472,003
Preferred Shares - Dividend disbursing agent fees	902,829
Insurance expense	34,501
Pricing expense	64,259
ICI fees	4,018
Postage expense	176,275
Trustee fees	55,302
Miscellaneous expense	210,521
Net expenses	33,342,119
Net investment income	60,369,497

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS:
Net realized loss on investments	(3,770,516)
Net change in unrealized appreciation of investments	(1,948,539)
Net realized and unrealized loss on investments	(5,719,055)

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(11,164,037)
Net increase in net assets resulting from operations	$43,486,405

See Accompanying Notes to Financial Statement

ING Prime Rate Trust

 STATEMENT OF CHANGES IN NET ASSETS

	Nine Months Ended	Year Ended
	November 30,	February 28,
	2005	2005
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$60,369,497	$62,675,310
Net realized loss on investments	(3,770,516)	(7,289,446)
Change in unrealized appreciation on investments	(1,948,539)	28,507,450
Distributions to preferred shareholders from net investment income	(11,164,037)	(7,597,393)
Net increase in net assets resulting from operations	43,486,405	76,295,921

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income	(48,877,801)	(59,700,239)
Decrease in net assets from distributions to common shareholders	(48,877,801)	(59,700,239)

CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares	—	4,891,202
Sale of shares in connection with shelf offerings	—	50,936,150
Net increase from capital share transactions	—	55,827,352
Net increase (decrease) in net assets	(5,391,396)	72,423,034

NET ASSETS:
Beginning of period	1,082,748,475	1,010,325,441
End of period (including undistributed net investment income of $4,548,519 and $4,220,860, respectively)	$1,077,357,079	$1,082,748,475

SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net investment income	—	652,703
Shares sold in connection with shelf offering	—	6,742,261
Net increase in shares outstanding	—	7,394,964

See Accompanying Notes to Financial Statement

ING Prime Rate Trust

 STATEMENT OF CASH FLOWS for the nine months ended November 30, 2005 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$85,524,931
Dividends received	123,028
Facility fees paid	(11,344)
Dividend paid to preferred shareholder	(11,132,568)
Arrangement fee received	321,380
Other income received	1,943,102
Interest paid	(14,528,767)
Other operating expenses paid	(17,462,133)
Purchases of securities	(1,405,052,388)
Proceeds from sales of securities	1,339,496,620
Net cash used in operating activities	$(20,778,139)

Cash Flows From Financing Activities:
Distributions paid to common shareholders	$(48,877,801)
Net repayment of notes payable	56,000,000
Increase in payable to custodian for bank overdraft	2,243,032
Net cash flows providing financing activities	9,365,231
Net decrease	(11,412,908)
Cash at beginning of period	11,412,908
Cash at end of period	$—

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$43,486,405
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation of securities	1,948,539
Net accretion of discounts on securities	(1,148,947)
Realized loss on sale of securities	3,770,516
Purchase of securities	(1,404,251,605)
Proceeds on sale of securities	1,336,452,805
Decrease in other assets	52,483
Increase in interest receivable	(4,010,386)
Increase in prepaid arrangement fee on notes payable	(11,344)
Increase in prepaid expenses	(22,151)
Decrease in deferred arrangement fees on senior loans	(692,325)
Increase in preferred shareholder dividend payable	31,469
Increase in affiliate payable	197,269
Increase in accrued trustee fees	13,117
Increase in accrued expenses	1,162,984
Total adjustments	(66,507,576)
Net cash used in operating activities	$(20,778,139)

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)	FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Nine Months Ended November 30,	Years Ended February 28 or February 29,
	2005	2005	2004	2003	2002	2001
Per Share Operating Performance
Net asset value, beginning of period	$7.47	7.34	6.73	7.20	8.09	8.95
Income from investment operations:
Net investment income	$0.42	0.45	0.46	0.50	0.74	0.88
Net realized and unrealized gain (loss) on investments	$(0.08)	0.16	0.61	(0.47)	(0.89)	(0.78)
Total from investment operations	$0.34	0.61	1.07	0.03	(0.15)	0.10
Distributions to Common Shareholders from net investment income	$(0.34)	(0.43)	(0.42)	(0.45)	(0.63)	(0.86)
Distribution to Preferred Shareholders	$(0.04)	(0.05)	(0.04)	(0.05)	(0.11)	(0.06)
Reduction in net asset value from Preferred Shares offerings	$—	—	—	—	—	(0.04)
Net asset value, end of year	$7.43	7.47	7.34	6.73	7.20	8.09
Closing market price at end of period	$6.54	7.56	7.84	6.46	6.77	8.12
Total Investment Return(1)
Total investment return at closing market price(2)%	(9.07)	2.04	28.77	2.53	(9.20)	9.10
Total investment return at net asset value(3)%	4.38	7.70	15.72	0.44	(3.02)	0.19
Ratios/Supplemental Data
Net assets end of period (000’s)	$1,077,357	1,082,748	1,010,325	922,383	985,982	1,107,432
Preferred Shares-Aggregate amount outstanding (000’s)	$450,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Borrowings at end of year (000’s)	$552,000	496,000	225,000	167,000	282,000	510,000
Asset coverage per $1,000 of debt(4)	$2,070	2,140	2,500	2,500	2,350	2,150
Average borrowings (000’s)	$500,033	414,889	143,194	190,671	365,126	450,197
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.63	1.60	1.45	1.49	1.57	1.62
Net expenses after expense reimbursement(6)%	2.87	2.21	1.65	1.81	2.54	3.97
Gross expenses prior to expense reimbursement(6)%	2.87	2.22	1.65	1.81	2.54	3.97
Net investment income(6)%	5.26	4.21	4.57	4.97	6.83	9.28
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.58	1.63	1.84	1.82	1.66	1.31
Net expenses after expense reimbursement(6)%	2.81	2.26	2.09	2.23	2.70	3.21
Gross expenses prior to expense reimbursement(6)%	2.81	2.27	2.09	2.23	2.70	3.21
Net investment income(6)%	5.08	4.32	5.82	6.10	7.24	7.50
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.32	2.29	2.11	2.19	2.25	1.81
Net expenses after expense reimbursement(6)%	4.11	3.17	2.40	2.68	3.64	4.45
Gross expenses prior to expense reimbursement(6)%	4.11	3.18	2.40	2.68	3.64	4.45
Net investment income(6)%	7.46	6.04	6.68	7.33	9.79	10.39
Portfolio turnover rate %	65	93	87	48	53	46
Common shares outstanding at end of period (000’s)	145,033	145,033	137,638	136,973	136,973	136,847

(1)   Total investment return calculations are attributable to common shares.

(2)   Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust’s dividend reinvestment plan.

(3)   Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust’s shares.

(4)     Asset coverage represents the total assets available for settlement of Preferred Stockholder’s interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)     Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares.

(6)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of November 30, 2005 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans which are exempt from registration under the Securities Act of 1933, as amended (the “‘33 Act”), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate (“LIBOR”), the certificate of deposit rate, or in some cases another base lending rate.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

A.    Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide readily available, reliable market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2005, 99.50% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the “Investment Manager”) or ING Investment Management Co. (“ING IM”, the “Sub-Adviser”), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust’s Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust’s Board of Trustees through its Valuation, Brokerage and Proxy Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower’s debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of November 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower’s management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.    Federal Income Taxes. It is the Trust’s policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.    Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D.    Distributions to Common Shareholders. The Trust declares dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Trust records distributions to its shareholders on the ex-dividend date.

E.     Dividend Reinvestments. Pursuant to the Trust’s Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust’s common

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of November 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F.     Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

G.    Share Offerings. Beginning in the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the nine months ended November 30, 2005, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $1,386,028,825 and $1,343,697,357, respectively. At November 30, 2005, the Trust held senior loans valued at $2,066,023,086 representing 98.8% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the ‘33 Act, or without an exemption under the ‘33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of November 30, 2005 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Acterna, Inc. — Contingent Right	11/24/03	$—
Allied Digital Technologies Corporation — Residual Interest in Bankruptcy Estate	06/05/02	186,961
AM Cosmetics Corporation — Liquidation Interest	03/07/03	25
Block Vision Holdings Corporation — Common Shares	09/30/02	—
Boston Chicken, Inc. — Residual Interest in Boston Chicken Plan Trust	12/26/00	6,001,312
Cedar Chemical — Liquidation Interest	12/31/02	—
Covenant Care, Inc. — Warrants	12/22/95	—
Covenant Care, Inc. — Warrants	01/18/02	—
Decision One Corporation — Common Shares	06/16/00	1,116,773
Electro Mechanical Solutions — Residual Interest in Bankruptcy Estate	10/02/02	15
Enginen Realty — Common Shares	11/24/03	—
Enterprise Profit Solutions — Liquidation Interest	10/21/02	—
EquityCo, LLC — Warrants	02/25/05	—
Euro United Corporation — Residual Interest in Bankruptcy Estate	06/21/02	305,999
Galey & Lord, Inc. — Common Shares	03/31/04	—
Gate Gourment Borrower, LLC — Warrants	12/04/03	—
Gemini Leasing, Inc. — Common Shares	01/08/04	—
Grand Union Company — Residual Interest in Bankruptcy Estate	07/01/02	2,576
Humphreys, Inc. — Residual Interest in Bankruptcy Estate	05/15/02	50
Imperial Home Décor Group, Inc. — Common Shares	05/02/01	1,654,378
Imperial Home Décor Group, Inc. — Liquidation Interest	01/22/04	—
Insilco Technologies — Residual Interest in Bankruptcy Estate	05/02/03	1,273
Intera Group, Inc. — Common Shares	11/29/02	—
IT Group, Inc. — Residual Interest in Bankruptcy Estate	09/12/03	65,677
Kevco, Inc. — Residual Interest in Bankruptcy Estate	06/05/02	—
Lincoln Pulp and Eastern Fine — Residual Interest in Bankruptcy Estate	06/08/04	—
Lincoln Paper & Tissue, LLC — Warrants	08/05/05	—
London Clubs International — Warrants	12/08/04	—
Malden Mills Industries, Inc. — Common Shares	11/04/03	—
Malden Mills Industries, Inc. — Preferred Shares	11/04/03	—
Morris Material Handling, Inc. — Common Shares	10/09/01	3,009,059
Murray’s Discount Auto Stores, Inc. — Escrow Interest	08/11/03	40,136
Neoplan USA Corporation — Common Shares	08/29/03	—
Neoplan USA Corporation — Series B Preferred Shares	08/29/03	—
Neoplan USA Corporation — Series C Preferred Shares	08/29/03	428,603
Neoplan USA Corporation — Series D Preferred Shares	08/29/03	3,524,300
New Piper Aircraft, Inc. — Residual Interest in Litigation Proceeds	07/02/03	—
New World Restaurant Group, Inc. — Warrants	09/27/01	40
Norwood Promotional Products, Inc. — Common Shares	08/23/04	32,939
Safelite Glass Corporation — Common Shares	09/12/00	—
Safelite Realty Corporation — Common Shares	09/12/00	—
Targus Group, Inc. — Warrants	03/11/03	—
Transtar Metals — Residual Interest in Bankruptcy Estate	01/09/03	40,230
TSR Wireless, LLC — Residual Interest in Bankruptcy Estate	10/15/02	—
U.S. Aggregates — Residual Interest in Bankruptcy Estate	04/07/03	—
U.S. Office Products Company — Residual Interest in Bankruptcy Estate	02/11/04	—
Total restricted securities excluding senior loans (market value of $26,005,140 was 2.4% of net assets at November 30, 2005)		$16,410,346

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of November 30, 2005 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the “Administrator”), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust’s Managed Assets. For purposes of this Agreement, “Managed Assets” shall mean the Trust’s average daily gross asset value, minus the sum of the Trust’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a Sub-Advisory Agreement with ING IM, a wholly-owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Trust’s assets in accordance with the Trust’s investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust’s average daily net assets plus the proceeds of any outstanding borrowings.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2005, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,378,322	$430,726	$1,809,048

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 23, 2006 and a $535 million 364-day revolving securitization facility which matures on July 9, 2006, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2005, was $552 million. Weighted average interest rate on outstanding borrowings was 4.48%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.07% of total assets at November 30, 2005. Average borrowings for the period ended November 30, 2005 were $512,747,253 and the average annualized interest rate was 3.93% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of November 30, 2005 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of November 30, 2005, the Trust had unfunded loan committments pursuant to the terms of the following loan agreements:

Baker & Taylor, Inc.	$867,273
Block Vision Holdings Corporation	91,815
Builders Firstsource, Inc.	1,500,000
Eastman Kodak Company	2,117,647
Federal-Mogul Corporation	5,000,000
FSC Acquisition, LLC	300,220
Green-Valley Ranch Gaming, LLC	500,000
Hearthstone Housing Partners II, LLC	3,364,706
Interstate Bakeries Corporation	2,500,000
Kerasotes Theatres, Inc.	1,500,000
Motorsport Aftermarket Group, Inc.	288,676
Neoplan USA Corporation	382,500
Nextmedia Operating, Inc.	512,821
Owens-Illinois Group, Inc.	$100
PLY Gem Industries, Inc.	1,250,000
Primedia, Inc.	942,336
Syniverse Holding, LLC	1,500,000
Transport Industries, L.P.	241,071
Trump Entertainment Resorts Holdings, L.P.	1,750,000
United Air Lines, Inc.	1,500,000
United States Shipping, LLC	576,922
Western Refining Company, L.P.	1,250,000
Yonkers Racing Corporation	1,226,691
$29,162,778

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2005, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fail to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company (“SSB”) serves as the Trust’s custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the nine months ended November 30, 2005.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of November 30, 2005, the Trust held less than 0.01% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of November 30, 2005 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

For the year ended February 28, 2005, federal excise tax of $117,314 was paid by the Trust and subsequently reimbursed by the investment manager. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine months ended November 30, 2005	Year ended February 28, 2005

Ordinary Income	Ordinary Income
$57,032,805	$67,297,632

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of November 30, 2005 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$4,356,782	$—	$21,346,306	$(223,838)	$(12,542,170)	2006
				(10,485,033)	2007
				(38,118,850)	2008
				(847,193)	2009
				(47,376,376)	2010
				(97,064,717)	2011
				(57,686,392)	2012
				(22,421,058)	2013
				$(286,541,789)

NOTE 11 — SUBSEQUENT EVENTS

Subsequent to November 30, 2005, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.040	12/20/05	12/30/05	01/11/06

Subsequent to November 30, 2005, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$122.36	12/05/05 to 01/09/06	12/12/05 to 01/13/06	12/13/05 to 01/17/06
Series T	$120.65	12/06/05 to 01/10/06	12/13/05 to 01/17/06	12/14/05 to 01/18/06
Series W	$120.35	12/07/05 to 01/11/06	12/14/05 to 01/18/06	12/15/06 to 01/19/06
Series Th	$119.59	12/01/05 to 01/05/06	12/08/05 to 01/12/06	12/09/05 to 01/13/06
Series F	$123.06	12/02/05 to 01/06/06	12/09/05 to 01/13/06	12/12/05 to 01/17/06

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited)

Senior Loans*: 191.8%			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace & Defense: 2.5%
		Arinc, Inc.	Ba3	BB
$985,000		Term Loan, 6.020%, maturing
		March 10, 2011			$996,081
		Ceradyne, Inc.	Ba3	BB-
2,475,000		Term Loan, 6.000%, maturing			2,487,375
		August 18, 2011
	(2)	Delta Air Lines, Inc.	Ba3	B+
2,000,000		Debtor in Possession Term Loan,
		10.390%, maturing March 16, 2008			2,075,000
		Dyncorp, Inc.	B2	B+
3,981,662		Term Loan, 6.688%-6.813%, maturing
		February 11, 2011			3,998,254
		Hexcel Corporation	B2	B+
1,233,333		Term Loan, 5.563%-5.938%, maturing
		March 01, 2012			1,245,410
		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 6.340%-6.450%, maturing
		November 18, 2012			4,806,406
		Midwestern Aircraft Systems, Inc.	B1	BB-
1,163,750		Term Loan, 6.409%, maturing
		December 31, 2011			1,179,897
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 6.220%-6.310%, maturing
		August 20, 2012			4,345,183
		Transdigm, Inc.	B1	B+
1,965,075		Term Loan, 6.185%, maturing
		July 22, 2010			1,993,732
	(2)	United Air Lines, Inc.	Ba2	BB
1,975,020		Debtor in Possession Term Loan, 7.960%,
		maturing March 31, 2006			1,997,650
		Wyle Holdings, Inc.	NR	B+
1,990,000		Term Loan, 6.460%, maturing
		January 28, 2011			2,018,606
					27,143,594
Automobile: 6.8%
		Accuride Corporation	B1	B+
6,249,091		Term Loan, 6.125%-6.250%, maturing
		January 31, 2012			6,308,326
		Affinia Group, Inc.	B2	B
2,367,267		Term Loan, 6.400%, maturing
		November 30, 2011			2,350,105
		Aftermarket Technology Corporation	Ba3	BB-
804,181		Term Loan, 6.890%-6.950%, maturing
		February 08, 2008			809,459
1,197,138		Term Loan, 6.890%-6.950%, maturing
		February 08, 2008			1,204,995
		Axle Tech International Holdings, Inc.	B2	B+
750,000		Term Loan, 8.000%, maturing
		October 21, 2012			760,079

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
	(2)	Collins & Aikman Products Company	NR	NR
$2,000,000		Debtor in Possession Term Loan,
		6.875%-7.000%, maturing May 17, 2007			$2,020,000
		Dura Operating Corporation	B3	B+
4,000,000		Term Loan, 7.440%, maturing
		May 03, 2011			4,015,000
	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor in Possession Term Loan,
		6.000%-6.188%, maturing
		December 09, 2006			1,526,250
		Goodyear Tire & Rubber Company
5,500,000		Term Loan, 5.780%, maturing	Ba3	BB
		April 30, 2010			5,545,177
9,400,000		Term Loan, 7.060%, maturing	B2	B+
		April 30, 2010			9,456,795
		Key Plastics, LLC	B1	BB-
1,842,004		Term Loan, 6.850%-8.750%,
		maturing June 29, 2010			1,835,096
		Keystone Automotive Industries, Inc.	B2	B+
1,245,652		Term Loan, 5.628%-6.026%,
		maturing October 30, 2009			1,256,552
		Motorsport Aftermarket Group, Inc.	B2	B
1,695,168		Term Loan, 7.280%, maturing
		December 15, 2011			1,705,763
	(2)	RJ Tower Corporation	Ba3	BBB
4,000,000		Debtor in Possession Term Loan, 7.250%,
		maturing February 02, 2007			4,085,832
		Safelite Glass Corporation	B3	B+
5,071,424		Term Loan, 8.520%, maturing
		September 30, 2007			5,046,066
12,244,411		Term Loan, 9.020%, maturing
		September 30, 2007			12,183,189
		Tenneco Automotive, Inc.	B1	B+
1,129,257		Term Loan, 6.080%, maturing
		December 12, 2010			1,148,878
		TRW Automotive Acquisitions Corporation	Ba2	BB+
6,448,763		Term Loan, 5.250%, maturing
		June 30, 2012			6,481,006
		United Components, Inc.	B1	BB-
2,531,667		Term Loan, 6.260%, maturing
		June 30, 2010			2,565,686
					70,304,254
Banking: 0.1%
		Outsourcing Solutions, Inc.	B2	B-
930,833		Term Loan, 8.341%, maturing
		September 30, 2010			937,815
					937,815

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco: 4.7%
		Birds Eye Foods, Inc.	B1	B+
$4,472,974		Term Loan, 6.831%, maturing June 30, 2008			$4,527,955
		Commonwealth Brands, Inc.	B1	B+
2,723,767		Term Loan, 7.125%, maturing August 28, 2007			2,723,767
		Constellation Brands, Inc.	Ba2	BB
13,698,611		Term Loan, 5.438%-5.750%, maturing November 30, 2011			13,791,940
		Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
3,315,452		Term Loan, 5.863%-6.181%, maturing December 19, 2010			3,367,256
		Golden State Foods Corporation	B1	B+
3,940,000		Term Loan, 5.993%, maturing February 28, 2011			3,979,400
		Keystone Foods Holdings, LLC	Ba3	B+
4,118,706		Term Loan, 5.813% maturing June 16, 2011			4,175,338
		Michael Foods, Inc.	B1	B+
3,651,006		Term Loan, 5.090%-6.281%, maturing November 21, 2010			3,709,766
		Pierre Foods, Inc.	B1	B+
4,220,833		Term Loan, 6.370%-6.560%, maturing June 30, 2010			4,278,870
		Southern Wine & Spirits of America, Inc.	Ba3	BB+
5,472,500		Term Loan, 5.530%, maturing May 31, 2012			5,532,358
		Sturm Foods, Inc.
1,496,250		Term Loan, 6.813%, maturing May 26, 2011	B2	B+	1,507,472
500,000		Term Loan, 10.688%, maturing May 26, 2012	B3	B-	507,500
		Vitaquest International, LLC	B2	B
2,487,500		Term Loan, 7.070%, maturing March 17, 2011			2,457,960
					50,559,582
Buildings & Real Estate: 12.5%
		Atrium Companies, Inc.	B2	CCC+
2,901,655		Term Loan, 7.780%-7.910%, maturing December 28, 2011			2,901,052
		Builders Firstsource, Inc.	B1	BB-
1,444,444		Term Loan, 6.190%, maturing August 11, 2011			1,455,880
		Building Materials Holding Corporation	Ba2	BB
1,955,000		Term Loan, 5.780%, maturing June 30, 2010			1,968,441
		Champion Home Builders Company	B1	B+
875,000	(5)	Term Loan, maturing October 31, 2012			881,563
1,000,000	(5)	Term Loan, maturing October 31, 2012			1,007,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
		Contech Construction Products, Inc.	Ba3	BB-
$ 1,810,719		Term Loan, 6.080%-8.000%, maturing December 07, 2010			$1,839,388
		Crescent Real Estate Equities, L.P.	B1	BB-
1,097,134		Term Loan, 6.110%, maturing January 12, 2006			1,101,591
		Custom Building Products, Inc.	B1	B+
5,002,366		Term Loan, 6.188%-6.270%, maturing October 31, 2011			5,046,137
		DMB Newco, LLC	NR	NR
639,757		Term Loan, 6.440%, maturing February 28, 2009			641,356
		Euramax International, Inc.	B2	B
1,330,000		Term Loan, 6.625%, maturing June 29, 2012			1,326,051
		General Growth Properties, Inc.	Ba2	BB+
15,965,753		Term Loan, 5.610%, maturing November 12, 2007			16,016,317
16,650,144		Term Loan, 6.090%, maturing November 12, 2008			16,770,857
		Headwaters, Inc.	B1	B+
3,828,885		Term Loan, 6.430%-8.000%, maturing April 30, 2011			3,865,578
		Hearthstone Housing Partners II, LLC	NR	NR
3,135,294	(5)	Revolver, maturing December 01, 2007			3,127,456
		Lion Gables Realty, L.P.	Ba2	BB+
20,153,421		Term Loan, 5.630%, maturing September 30, 2006			20,254,188
		Macerich Partnership, L.P.	NR	BB+
3,333,077		Term Loan, 5.663%, maturing April 25, 2006			3,337,243
2,500,000		Term Loan, 5.625%, maturing April 25, 2010			2,517,188
		Maguire Properties, Inc.	Ba2	BB
1,844,444		Term Loan, 5.640%, maturing March 15, 2010			1,859,431
		Masonite International Corporation	B2	BB-
4,970,766		Term Loan, 6.020%-6.206%, maturing April 05, 2013			4,941,255
4,979,234		Term Loan, 6.020%-6.206%, maturing April 05, 2013			4,949,672
		NCI Building Systems, Inc.	Ba2	BB
2,406,250		Term Loan, 5.420%-5.670%, maturing June 18, 2010			2,421,289
		Newkirk Master, L.P.	Ba2	BB+
1,296,209		Term Loan, 5.860%-6.054%, maturing August 11, 2008			1,307,956
1,077,643		Term Loan, 6.054%, maturing August 11, 2008			1,087,410
		Nortek, Inc.	B2	B
6,908,911		Term Loan, 5.910%-8.000%, maturing August 27, 2011			6,982,319

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
		PGT Industries, Inc.	NR	NR
$ 3,115,926		Term Loan, 7.140%-7.230%, maturing January 29, 2010			$3,154,874
		Pivotal Promontory, LLC	B1	B+
2,250,000		Term Loan, 6.831%, maturing August 31, 2010			2,255,625
		Ply Gem Industries, Inc.	B1	B+
614,381		Term Loan, 6.160%, maturing March 15, 2010			617,453
1,498,134		Term Loan, 6.640%, maturing February 12, 2011			1,505,624
4,181,042		Term Loan, 6.160%, maturing October 01, 2011			4,201,946
		Shea Capital I, LLC	Ba2	BB-
1,000,000	(5)	Term Loan, maturing October 27, 2011			1,010,000
		Spanish Peaks, LLC	B1	B+
900,000		Term Loan, 4.020%, maturing August 09, 2011			909,000
1,386,720		Term Loan, 6.530%-6.720%, maturing August 09, 2011			1,400,587
		St. Marys Cement, Inc.	B1	BB-
5,411,156		Term Loan, 6.020%, maturing December 04, 2009			5,499,087
		Trustreet Properties, Inc.	Ba3	BB
3,000,000		Term Loan, 5.860%, maturing March 31, 2010			3,030,000
		Werner Holdings Company, Inc.	Caa1	B-
500,000		Term Loan, 7.830%-8.110%, maturing June 11, 2009			500,000
		Yellowstone Mountain Club, LLC	B1	BB-
2,489,333		Term Loan, 6.456%, maturing September 30, 2010			2,498,668
					134,189,982
Cargo Transport: 2.4%
		Baker Tanks, Inc.	B2	B
2,000,000		Term Loan, 6.685%-6.631%, maturing November 22, 2011			2,018,750
		Gemini Leasing, Inc.	NR	NR
1,734,086		Term Loan, 7.090%, maturing December 31, 2011			867,043
		Helm Holding Corporation	B2	B+
991,489		Term Loan, 6.247%, maturing July 08, 2011			1,008,634
		Horizon Lines, LLC	B2	B
2,468,750		Term Loan, 6.270%, maturing July 07, 2011			2,502,182
		Kansas City Southern Railway Company	Ba3	BB+
1,207,860		Term Loan, 5.270%-5.438%, maturing March 30, 2008			1,216,038

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cargo Transport: (continued)
		Neoplan USA Corporation	NR	NR
$ 1,867,500		Revolver, 8.065%, maturing June 30, 2006			$1,867,500
5,319,663		Term Loan, 9.565%, maturing June 30, 2006			5,319,663
		Pacer International, Inc.	B1	BB
1,176,471		Term Loan, 5.813%, maturing June 10, 2010			1,186,765
		Railamerica, Inc.	Ba3	BB
387,034		Term Loan, 5.875%, maturing September 29, 2011			393,243
3,274,098		Term Loan, 5.875%-6.000%, maturing September 29, 2011			3,326,621
		Transport Industries, L.P.	B2	B+
1,258,929		Term Loan, 6.563%, maturing September 30, 2011			1,266,797
		United States Shipping, LLC	Ba3	BB-
1,895,910		Term Loan, 6.020%-6.200%, maturing April 30, 2010			1,917,239
					22,890,475
Cellular: 4.6%
		Cellular South, Inc.	Ba3	B+
1,975,000		Term Loan, 5.966%-7.250%, maturing May 04, 2011			1,998,453
		Centennial Cellular Operating Company	B1	B-
10,809,962		Term Loan, 5.770%-6.450%, maturing February 09, 2011			10,869,925
		Cricket Communications, Inc.	B1	B-
11,413,750		Term Loan, 6.520%, maturing January 10, 2011			11,550,715
	(2)	IWO Holdings, Inc.	B3	CCC+
3,175,000		Floating Rate Note, 7.900%, maturing January 15, 2012			3,286,125
		Nextel Partners Operating Corporation	Ba1	BBB-
6,500,000		Term Loan, 5.370%, maturing May 31, 2012			6,538,597
		Ntelos, Inc.
4,466,250		Term Loan, 6.530%, maturing August 25, 2011	B1	B	4,507,005
1,000,000		Term Loan, 9.030%, maturing February 25, 2012	B2	CCC+	1,004,167
		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.995%, maturing December 15, 2010			2,581,250
		Rural Cellular Corporation	B2	B-
2,500,000		Floating Rate Note, 8.370%, maturing March 15, 2010			2,568,750
		Triton PCS, Inc.	B2	B-
4,471,237		Term Loan, 7.340%, maturing November 18, 2009			4,499,880
					49,404,867

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: 9.3%
	Basell Finance Company	Ba3	B+
$ 416,667	Term Loan, 6.582%, maturing September 07, 2013			$424,023
83,333	Term Loan, 6.582%, maturing September 07, 2013			84,538
416,667	Term Loan, 7.243%, maturing September 07, 2014			424,023
83,333	Term Loan, 7.243%, maturing September 07, 2014			84,655
	Brenntag, AG	B1	B+
4,000,000	Term Loan, 6.810%, maturing February 27, 2012			4,012,668
	Celanese, AG	B1	B+
5,625,000	Term Loan, 3.890%, maturing April 06, 2009			5,688,281
4,025,300	Term Loan, 6.313%, maturing April 06, 2011			4,061,528
	Hawkeye Renewables, LLC	B2	B
2,500,000	Term Loan, 6.925%, maturing January 31, 2012			2,487,500
	Hercules, Inc.	Ba1	BB
4,222,908	Term Loan, 5.770%-5.860%, maturing October 08, 2010			4,275,695
	Hexion Specialty Chemicals, Inc.	B1	BB-
545,455	Term Loan, 3.764%, maturing May 31, 2012			553,466
2,285,182	Term Loan, 6.375%, maturing May 31, 2012			2,318,747
	Huntsman International, LLC	Ba3	BB-
22,381,792	Term Loan, 5.720%, maturing August 16, 2012			22,500,706
	Innophos, Inc.	B2	B
1,421,250	Term Loan, 5.970%-6.340%, maturing August 13, 2010			1,438,423
	JohnsonDiversey, Inc.	B1	B+
4,972,163	Term Loan, 5.460%, maturing November 03, 2009			5,001,688
	Kraton Polymers, LLC	B1	B+
1,448,667	Term Loan, 6.188%-6.625%, maturing December 23, 2010			1,468,586
	Nalco Company	B1	BB-
14,982,417	Term Loan, 5.660%-5.960%, maturing November 04, 2010			15,207,153
	Polypore, Inc.	B2	B
6,971,824	Term Loan, 6.340%, maturing November 12, 2011			6,984,603
	PQ Corporation	B1	B+
2,487,500	Term Loan, 6.063%, maturing February 10, 2012			2,506,935
	Rockwood Specialties Group, Inc.	B1	B+
16,541,875	Term Loan, 6.466%, maturing December 10, 2012			16,775,231

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	Supresta, LLC	B1	B+
$ 3,953,094	Term Loan, 7.030%, maturing July 30, 2012			$3,982,742
				100,281,191
Containers, Packaging & Glass: 8.2%
	Appleton Papers, Inc.	Ba3	BB
1,391,379	Term Loan, 5.730%-6.330%, maturing June 11, 2010			1,406,379
	Berry Plastics Corporation	B1	B+
5,985,000	Term Loan, 5.850%, maturing December 02, 2011			6,061,057
	Boise Cascade Corporation	Ba3	BB
7,190,595	Term Loan, 5.781%-5.844%, maturing October 29, 2011			7,286,467
	BWAY Corporation	B1	B+
1,102,000	Term Loan, 6.313%, maturing June 30, 2011			1,115,775
	Graham Packaging Company, L.P.	B2	B
13,423,687	Term Loan, 6.375%-6.625%, maturing October 07, 2011			13,617,700
	Graphic Packaging International, Inc.	B1	B+
10,009,762	Term Loan, 6.190%-6.716%, maturing June 30, 2010			10,143,642
	Intertape Polymer Group, Inc.	Ba3	B+
2,722,500	Term Loan, 6.084%-6.380%, maturing July 28, 2011			2,762,202
	Koch Cellulose, LLC	Ba3	BB
1,448,133	Term Loan, 5.770%, maturing May 07, 2011			1,456,883
	Owens-Illinois Group, Inc.	B1	BB-
3,153,614	Term Loan, 5.780%, maturing April 01, 2008			3,177,267
	Pro Mach, Inc.	B1	B
2,481,250	Term Loan, 6.890%, maturing December 01, 2011			2,518,469
	Smurfit-Stone Container Corporation	Ba3	B+
10,390,346	Term Loan, 5.563%-5.875%, maturing November 01, 2011			10,516,983
3,197,029	Term Loan, 5.875%, maturing November 01, 2011			3,235,995
	Solo Cup, Inc.	B2	B+
9,333,750	Term Loan, 5.860%-6.520%, maturing February 27, 2011			9,400,253
	U.S. Can Company	B3	B
4,442,399	Term Loan, 7.650%-7.750%, maturing January 15, 2010			4,475,718
	Xerium Technologies, Inc.	B1	BB-
2,493,750	Term Loan, 6.020%, maturing May 18, 2012			2,515,570
				79,690,360

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services: 4.1%
	Aspect Software	B2	B
$ 1,500,000	Term Loan, 6.563%, maturing September 22, 2010			$1,508,437
	Sungard Data Systems, Inc.	B1	B+
32,917,500	Term Loan, 6.280%, maturing February 11, 2013			33,181,202
	Transaction Network Services, Inc.	Ba3	BB-
3,215,800	Term Loan, 5.850%, maturing May 04, 2012			3,243,938
	Worldspan, L.P.	B2	B
6,591,307	Term Loan, 6.500%-7.000%, maturing February 16, 2010			6,500,677
				44,434,254
Diversified/Conglomerate Manufacturing: 4.4%
	Axia, Inc.	B2	B
1,682,038	Term Loan, 7.940%-8.090%, maturing November 30, 2010			1,692,551
	Brand Services, Inc.	B2	B
3,133,421	Term Loan, 7.020%-7.290%, maturing January 15, 2012			3,182,381
	Chart Industries, Inc.	B1	B+
3,000,001	Term Loan, 6.063%, maturing October 17, 2012			3,040,315
	Cinram International, Inc.	Ba3	BB
5,714,157	Term Loan, 6.120%, maturing September 30, 2009			5,767,133
	Dayco Products, LLC	B1	B+
1,449,734	Term Loan, 6.520%-7.180%, maturing June 23, 2011			1,464,232
	Dresser Rand, Inc.	B1	B+
1,099,385	Term Loan, 5.841%-6.134%, maturing October 01, 2010			1,118,969
	Dresser, Inc.	Ba3	B+
2,866,154	Term Loan, 6.590%, maturing April 10, 2009			2,893,921
	Flowserve Corporation	Ba3	BB-
4,000,000	Term Loan, 5.813%, maturing August 10, 2012			4,056,252
	Gentek, Inc.	B2	B+
2,391,915	Term Loan, 6.370%-6.760%, maturing February 28, 2011			2,409,257
	Goodman Global Holdings, Inc.	B2	B+
1,985,000	Term Loan, 6.375%, maturing December 23, 2011			2,016,015
	Mueller Group, Inc.	B2	B+
10,000,000	Term Loan, 6.210%-6.493%, maturing October 03, 2012			10,142,860
	Norcross Safety Products, LLC	B1	BB-
997,500	Term Loan, 5.951%-7.750%, maturing June 30, 2012			1,005,605

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Manufacturing: (continued)
		RLC Industries Company	Ba3	BBB-
$ 1,215,846		Term Loan, 5.341%-5.520%, maturing February 20, 2010			$1,221,925
		Sensus Metering Systems, Inc.	B2	B+
1,626,087		Term Loan, 6.350%-6.540%, maturing December 17, 2010			1,645,397
253,696		Term Loan, 6.350%-6.540%, maturing December 17, 2010			256,708
		Universal Compression, Inc.	Ba2	BB
2,980,000		Term Loan, 5.590%, maturing February 15, 2012			3,015,387
		Walter Industries, Inc.	Ba3	B+
2,000,000		Term Loan, 5.860%-6.216%, maturing October 03, 2012			2,025,312
					46,954,220
Diversified/Conglomerate Service: 5.0%
		Affinion Group, Inc.	B1	B+
3,906,977		Term Loan, 6.909%, maturing October 17, 2012			3,852,037
		Atlantic Express Transportation Corporation	Caa2	CCC+
3,000,000		Floating Rate Note, 13.542%, maturing April 15, 2008			2,610,000
		Carey International, Inc.	B3	B-
2,493,750		Term Loan, 7.690%, maturing May 11, 2012			2,468,813
		CCC Information Services, Inc.	B1	B+
3,864,081		Term Loan, 6.831%, maturing August 20, 2010			3,873,741
		Fidelity National Information Solutions, Inc.	Ba3	BB
26,016,948		Term Loan, 5.685%, maturing March 09, 2013			26,124,970
		Geo Group, Inc.	Ba3	BB-
1,000,000		Term Loan, 6.060%, maturing September 14, 2011			1,007,500
		Iron Mountain, Inc.	B2	BB-
6,930,000		Term Loan, 5.719%, maturing April 02, 2011			6,992,079
2,257,600		Term Loan, 5.625%, maturing April 02, 2011			2,278,413
		Mitchell International, Inc.	B1	B+
736,758	(5)	Term Loan, maturing August 15, 2011			745,277
		Relizon Company	B1	BB-
178,264		Term Loan, 6.820%, maturing February 20, 2011			179,155
1,633,037		Term Loan, 6.820%, maturing February 20, 2011			1,641,202
		US Investigations Services, LLC	B2	B+
4,500,000		Term Loan, 6.570%, maturing October 14, 2012			4,561,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Service: (continued)
	Vertafore, Inc.
$ 2,279,327	Term Loan, 6.580%-6.801%, maturing December 22, 2010	B2	B	$2,302,120
500,000	Term Loan, 9.510%, maturing December 22, 2011	B3	NR	507,500
				59,144,682
Ecological: 2.9%
	Allied Waste North America, Inc.	B1	BB
15,480,166	Term Loan, 5.520%-6.210%, maturing January 15, 2012			15,572,521
6,162,930	Term Loan, 6.030%, maturing January 15, 2012			6,198,454
	Envirosolutions, Inc.	B2	B-
2,750,000	Term Loan, 7.334%-7.615%, maturing July 07, 2012			2,796,406
	IESI Corporation	B1	BB
1,800,000	Term Loan, 5.820%-6.159%, maturing January 14, 2012			1,825,313
	Wastequip, Inc.	B2	B+
748,125	Term Loan, 6.520%, maturing July 15, 2011			759,347
	Wastequip, Inc.	B3	B-
500,000	Term Loan, 10.020%, maturing July 15, 2012			506,875
	WCA Waste Systems, Inc.	B3	B
3,482,500	Term Loan, 7.030%, maturing April 28, 2011			3,486,853
				31,145,769
Electronics: 1.0%
	Decision One Corporation	NR	NR
1,674,473	Term Loan, 12.000%, maturing April 15, 2010			1,674,473
	Eastman Kodak Company	Ba2	B+
5,082,353	Term Loan, 6.250%-6.610%, maturing October 18, 2012			5,077,591
	Invensys International Holdings, Ltd.	Ba3	B+
1,127,664	Term Loan, 7.791%, maturing September 05, 2009			1,143,170
	ON Semiconductor Corporation	B3	B+
5,940,075	Term Loan, 7.063%, maturing December 15, 2011			5,979,060
	SI International, Inc.	B1	B+
1,741,250	Term Loan, 5.780%-6.530%, maturing February 09, 2011			1,765,192
				15,639,486

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Farming & Agriculture: 0.8%
	AGCO Corporation	Ba1	BB+
$ 4,553,333	Term Loan, 5.770%, maturing March 31, 2008			$4,604,558
	Butler Animal Health Supply, LLC	B2	B
997,500	Term Loan, 6.460%-8.500%, maturing June 30, 2011			1,004,981
	Vicar Operating, Inc.	Ba3	BB-
2,764,501	Term Loan, 5.625%, maturing May 16, 2011			2,797,330
				8,406,869
Finance: 0.6%
	Rent-A-Center, Inc.	Ba2	BB+
5,925,000	Term Loan, 5.380%-5.760%, maturing June 30, 2010			5,994,619
				5,994,619
Gaming: 6.4%
	Ameristar Casinos, Inc.	Ba3	BB+
2,000,000	Term Loan, 6.063%, maturing September 30, 2012			2,015,834
	Boyd Gaming Corporation	Ba2	BB
6,418,750	Term Loan, 5.520%-5.700%, maturing June 30, 2011			6,496,982
	CCM Merger, Inc.	B1	B+
5,990,000	Term Loan, 5.841%-5.961%, maturing July 13, 2012			6,039,418
	Global Cash Access, LLC	B2	B+
2,148,203	Term Loan, 6.091%, maturing March 10, 2010			2,180,427
	Green Valley Ranch Gaming, LLC	NR	NR
2,466,362	Term Loan, 6.020%, maturing December 17, 2011			2,497,192
	Herbst Gaming, Inc.	B1	B+
995,000	Term Loan, 6.020%-6.160%, maturing January 31, 2011			1,008,059
	Isle of Capri Black Hawk, LLC	B1	B+
1,333,333	Term Loan, 5.700%-7.750%, maturing October 24, 2011			1,339,167
	Isle of Capri Casinos, Inc.	Ba2	BB-
997,500	Term Loan, 3.740%, maturing February 04, 2011			1,000,410
1,488,750	Term Loan, 5.620%-6.172%, maturing February 04, 2011			1,504,940
	Marina District Finance Company, Inc.	NR	NR
1,985,000	Term Loan, 5.910%, maturing October 20, 2011			2,003,609
	Opbiz, LLC	B3	B-
7,244,957	Term Loan, 5.305%, maturing August 31, 2010			7,252,883
18,037	Term Loan, 8.055%, maturing August 31, 2010			18,062

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
		Penn National Gaming, Inc.	Ba3	BB-
$ 1,279,070		Term Loan, 5.890%, maturing October 03, 2011			$1,290,422
13,500,000		Term Loan, 5.890%=6.220%, maturing October 03, 2012			13,690,903
		Resorts International Hotel and Casino, Inc.	B2	B
1,896,654		Term Loan, 6.530%maturing April 26, 2012			1,909,456
		Ruffin Gaming, LLC	NR	NR
1,500,000		Term Loan, 6.375%, maturing June 28, 2008			1,512,187
		Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,745,625		Term Loan, 6.140%, maturing May 20, 2012			1,763,081
		Venetian Casino Resorts, LLC	B1	BB-
2,393,163		Term Loan, 5.770%, maturing June 15, 2011			2,415,599
11,606,837		Term Loan, 5.770%, maturing June 15, 2011			11,715,651
		Wembley, Inc.	B1	B+
1,000,000		Term Loan, 5.870%-6.080%, maturing August 23, 2011			1,017,500
		Yonkers Racing Corporation	B3	B
322,079		Term Loan, 7.503%, maturing August 12, 2011			325,501
451,230		Term Loan, 7.503%, maturing August 12, 2011			456,024
					69,453,307
Grocery: 0.6%
		Giant Eagle, Inc.	Ba3	BB+
1,791,706		Term Loan, 5.747%-6.054%, maturing November 02, 2012			1,801,226
		Roundy’s Supermarkets, Inc.	B2	B+
5,000,000	(5)	Term Loan, maturing November 03, 2011			4,984,375
					6,785,601
Healthcare, Education and Childcare: 15.2%
		Accellent Corporation	B2	BB-
2,000,000		Term Loan, 6.091%, maturing November 22, 2012			2,019,376
		Alliance Imaging, Inc.	B1	B+
2,844,929		Term Loan, 6.125%-6.500%, maturing December 29, 2011			2,872,935
		AMN Healthcare, Inc.	Ba2	BB-
1,000,000	(5)	Term Loan, maturing November 20, 2011			1,008,750
		AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
4,975,000		Term Loan, 5.660%-8.000%, maturing February 15, 2012			5,026,307

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Block Vision Holdings Corporation	NR	NR
$ 26,956	Revolver, 8.000%, maturing December 31, 2005			$26,956
13,365	Term Loan, 13.000%, maturing July 30, 2007			—
	CCS Acquisition, Inc.	B3	B
4,500,000	Term Loan, 7.340%, maturing September 30, 2012			4,457,813
	Community Health Systems, Inc.	Ba3	BB-
24,312,711	Term Loan, 5.610%, maturing August 19, 2011			24,631,815
	Concentra Operating Corporation	B1	B+
5,000,000	Term Loan, 6.050%, maturing September 30, 2011			5,067,710
	Cooper Companies	Ba3	BB
1,990,000	Term Loan, 5.500%, maturing January 06, 2012			2,003,060
	CRC Health Corporation	B2	B+
1,496,250	Term Loan, 6.813%, maturing May 05, 2011			1,499,991
	Davita, Inc.	B1	BB-
30,745,098	Term Loan, 6.250%-6.540%, maturing October 05, 2012			31,216,943
	Encore Medical IHC, Inc.	B1	B
2,379,700	Term Loan, 6.430%-6.940%, maturing October 04, 2010			2,406,472
	Fisher Scientific International, Inc.	Ba1	BBB
2,468,750	Term Loan, 5.520%, maturing August 02, 2011			2,487,266
	Healthcare Partners, LLC	B1	BB
2,925,000	Term Loan, 5.820%, maturing February 04, 2011			2,949,681
	Iasis Healthcare Corporation	B1	B+
8,887,500	Term Loan, 6.270%-6.304%, maturing June 30, 2011			9,017,106
	Kinetic Concepts, Inc.	Ba3	BB
3,957,730	Term Loan, 5.780%, maturing August 11, 2010			3,999,781
	Lifepoint Hospitals, Inc.	Ba3	BB
13,543,656	Term Loan, 5.435%, maturing April 15, 2012			13,639,938
	Magellan Health Services, Inc.	B1	B+
1,135,417	Term Loan, 5.871%, maturing August 15, 2008			1,148,190
	MMM Holdings, Inc.	B2	B-
2,500,000	Term Loan, 7.460%, maturing August 16, 2011			2,506,250

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
		Mylan Laboratories, Inc.	Ba1	BBB-
$ 997,500		Term Loan, 5.400%, maturing June 30, 2010			$1,011,684
		Pacificare Health Systems, Inc.	Ba2	BBB-
7,575,080		Term Loan, 5.125%-5.625%, maturing December 13, 2010			7,601,911
		Psychiatric Solutions, Inc.	B1	B+
923,077		Term Loan, 5.730%, maturing July 01, 2012			936,731
		Renal Advantage, Inc.	NR	B+
4,083,333		Term Loan, 6.440%, maturing October 06, 2012			4,130,549
		Rural/Metro Operating Company, LLC	B2	B
519,127		Term Loan, 3.740%, maturing March 04, 2011			527,887
1,423,528		Term Loan, 6.0375%, maturing March 04, 2011			1,447,550
		Select Medical Corporation	B1	BB-
2,487,500		Term Loan, 5.570%-7.500%, maturing February 24, 2012			2,491,647
		Sterigenics International, Inc.	B2	B+
2,453,836		Term Loan, 6.870%, maturing June 14, 2011			2,487,576
		Sybron Dental Management, Inc.	Ba2	BB+
419,097		Term Loan, 5.770%-5.831%, maturing June 06, 2009			422,764
		Team Health, Inc.	B2	B+
1,500,000	(5)	Term Loan, maturing November 23, 2012			1,513,125
		Vanguard Health Holding Company II	B2	B
17,499,225		Term Loan, 6.210%, maturing September 23, 2011			17,728,902
		Ventiv Health, Inc.	Ba3	BB-
1,000,000		Term Loan, 5.581%, maturing October 05, 2011			1,006,875
		VWR International, Inc.	B2	B+
4,034,334		Term Loan, 6.690%, maturing April 07, 2011			4,092,327
					163,385,868
Home & Office Furnishings: 2.4%
		ACCO Brands Corporation	Ba3	BB-
665,000		Term Loan, 5.585%-5.918%, maturing August 17, 2012			673,035
		Buhrmann U.S., Inc.	Ba3	BB-
3,935,188		Term Loan, 6.210%-6.386%, maturing December 31, 2010			3,994,216
		Global Imaging Systems, Inc.	Ba2	BB
1,222,484		Term Loan, 5.280%-5.530%, maturing May 10, 2010			1,232,417

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Home & Office Furnishings: (continued)
		Identity Group, Inc.	NR	NR
$ 1,610,704		Term Loan, 8.063%-9.750%, maturing April 30, 2006			$1,401,312
		Maax Corporation	B2	B
1,384,580		Term Loan, 6.590%-6.980%, maturing June 04, 2011			1,377,657
		National Bedding Company	B1	BB-
2,244,375		Term Loan, 5.820%-6.150%, maturing August 31, 2011			2,261,208
		Sealy Mattress Company	B1	B+
6,769,912		Term Loan, 5.620%-7.250%, maturing April 06, 2012			6,852,423
		Simmons Company	B2	B+
8,078,830		Term Loan, 5.750%-8.000%, maturing December 19, 2011			8,177,295
					25,969,563
Insurance: 0.7%
		Conseco, Inc.	B2	BB-
6,101,830		Term Loan, 5.970%, maturing June 22, 2010			6,166,662
		Swett & Crawford Group, Inc.	B1	B+
1,500,000	(5)	Term Loan, maturing November 07, 2011			1,518,750
					7,685,412
Leisure, Amusement, Entertainment: 8.4%
		24 Hour Fitness Worldwide, Inc.	B2	B
3,250,000		Term Loan, 6.780%, maturing June 08, 2012			3,300,781
		AMF Bowling Worldwide, Inc.	B2	B
1,451,200		Term Loan, 6.091%-7.053%, maturing August 27, 2009			1,464,352
		Kerasotes Theatres, Inc.	B1	B-
1,970,000		Term Loan, 6.625%, maturing October 31, 2011			1,983,134
		Lodgenet Entertainment Corporation	Ba3	B+
3,363,679		Term Loan, 6.270%, maturing August 29, 2008			3,405,725
		Loews Cineplex Entertainment Corporation	B1	B
1,886,011		Term Loan, 5.970%-6.350%, maturing July 31, 2011			1,898,093
		Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
8,500,000		Term Loan, 6.270%, maturing April 08, 2011			8,550,473
33,500,000		Term Loan, 6.270% maturing April 08, 2012			33,749,341
		Pure Fishing, Inc.	B1	B+
2,955,000		Term Loan, 6.770%-7.120%, maturing September 30, 2010			2,988,244

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
	Regal Cinemas, Inc.	Ba3	BB-
$ 6,887,530	Term Loan, 6.020%, maturing November 10, 2010			$6,967,886
	Riddell Bell Holding, Inc.	B1	BB-
1,485,000	Term Loan, 6.160%, maturing September 28, 2011			1,509,440
	Six Flags Theme Parks, Inc.	B1	B-
2,900,485	Term Loan, 6.5000%-6.840%, maturing June 30, 2009			2,936,741
	Universal City Development Partners, L.P.	Ba3	BB-
4,962,500	Term Loan, 5.810%-6.150%, maturing June 09, 2011			5,034,868
	WMG Acquisition Corporation	B1	B+
16,355,325	Term Loan, 5.520%-6.371%, maturing February 28, 2011			16,546,617
				90,335,695
Lodging: 0.7%
	CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000	Term Loan, 6.200%, maturing February 09, 2008			7,518,750
	Kuilima Resort Company	B1	B
500,000	Term Loan, 6.831%, maturing September 30, 2010			505,000
				8,023,750
Machinery: 3.2%
	Alliance Laundry Holdings, LLC	B1	B
3,272,500	Term Loan, 6.140%, maturing January 27, 2012			3,321,587
	Blount, Inc.	B1	BB-
3,571,018	Term Loan, 6.360%-7.500%, maturing August 09, 2010			3,609,703
	Enersys, Inc.	Ba3	BB
4,223,165	Term Loan, 5.660%-6.071%, maturing March 17, 2011			4,262,757
	Maxim Crane Works, L.P.
2,003,472	Term Loan, 6.750%-6.8750%, maturing January 30, 2012	Caa2	BB-	2,031,855
1,500,000	Term Loan, 9.625%, maturing January 25, 2010	C	B+	1,540,000
	Rexnord Corporation	B1	B+
7,255,312	Term Loan, 6.070%-6.3000%, maturing December 31, 2011			7,349,029
	Terex Corporation	B2	BB-
1,198,262	Term Loan, 6.830%-6.916%, maturing December 31, 2009			1,216,236
862,907	Term Loan, 6.330%-6.416%, maturing July 03, 2009			875,311

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Machinery: (continued)
		United Rentals (North America), Inc.	B2	BB
$ 10,178,333		Term Loan, 6.320%, maturing February 14, 2011			$10,294,112
					34,500,590
Mining, Steel, Iron & Nonprecious Metals: 1.9%
		Alpha Natural Resources, LLC.	B2	BB-
666,667	(5)	Term Loan, maturing October 26, 2012			672,222
		Carmeuse Lime, Inc.	NR	NR
1,950,000		Term Loan, 6.000%, maturing May 02, 2011			1,964,625
		Foundation Coal Corporation	Ba3	BB-
2,912,234		Term Loan, 5.660%-6.160%, maturing July 30, 2011			2,964,209
		International Coal Group, LLC	B2	B-
1,485,000		Term Loan, 6.690%, maturing October 01, 2010			1,491,188
		Longyear Holdings, Inc.	B2	B+
190,517		Term Loan, 6.530%, maturing July 28, 2012			193,137
1,509,483		Term Loan, 6.530% maturing July 28, 2012			1,530,238
		Novelis, Inc.	Ba2	BB-
2,768,491		Term Loan, 5.460%, maturing January 06, 2012			2,800,068
4,808,432		Term Loan, 5.460%, maturing January 06, 2012			4,863,277
		Trout Coal Holdings, LLC	B3	B
4,477,500		Term Loan, 6.500%-7.090%, maturing March 18, 2010			4,460,709
					20,939,673
North American Cable: 18.2%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 6.313%, maturing March 31, 2006			11,055,000
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, 6.520%, maturing August 04, 2012			2,032,500
		Bragg Communications, Inc.	B1	NR
2,468,750		Term Loan, 5.860%, maturing August 31, 2011			2,504,238
		Bresnan Communications, LLC	B1	BB-
5,000,000		Term Loan, 7.440%-7.590%, maturing December 31, 2007			5,071,095
		Cebridge Connections, Inc.	NR	NR
1,477,500		Term Loan, 6.780%-9.000%, maturing February 23, 2009			1,483,041
2,447,614		Term Loan, 9.774%-10.110%, maturing February 23, 2010			2,530,220

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
	(2)	Century Cable Holdings, LLC	Caa1	NR
$ 1,230,000		Revolver, 7.750%, maturing March 31, 2009			$1,203,863
21,357,940		Term Loan, 8.750%, maturing June 30, 2009			21,026,123
8,000,000		Term Loan, 8.750%, maturing December 31, 2009			7,868,000
		Charter Communications Operating, LLC	B2	B
6,991,308		Term Loan, 7.250%, maturing April 27, 2010			6,986,121
48,322,461		Term Loan, 7.420%-7.500%, maturing April 27, 2011			48,467,815
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, 6.750%, maturing September 30, 2007			6,809,250
8,500,000		Term Loan, 8.000%, maturing March 31, 2008			8,330,000
		Insight Midwest Holdings, LLC	Ba3	BB-
18,176,250		Term Loan, 6.063%, maturing December 31, 2009			18,435,261
		Knology, Inc.	B3	NR
2,117,889		Term Loan, 9.180%-9.520%, maturing June 29, 2010			2,170,836
		Mediacom Communications Corporation	Ba3	BB-
10,945,000		Term Loan, 5.870%-6.230%, maturing February 01, 2014			11,106,614
		Nextmedia Operating, Inc.	B1	B
1,153,846	(5)	Term Loan, maturing November 15, 2012			1,163,461
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 8.000%, maturing June 30, 2010			7,375,448
21,000,000		Term Loan, 8.750%, maturing September 30, 2010			20,688,759
		Patriot Media and Communications, LLC
2,666,667		Term Loan, 6.313%, maturing March 31, 2013	B1	B+	2,707,501
1,000,000		Term Loan, 9.000%, maturing October 04, 2013	B3	B-	1,019,531
		Persona Communication, Inc.	B2	B
3,465,000		Term Loan, 7.020%, maturing August 01, 2011			3,486,656
		San Juan Cable, LLC	B1	B+
1,000,000		Term Loan, 8.750%, maturing October 31, 2012			1,011,667
		San Juan Cable, LLC	B3	B-
1,500,000		Term Loan, 8.750%, maturing October 31, 2013			1,504,375
					196,037,375

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas: 10.4%
		Cheniere LNG Holdings, LLC	NR	BB
$ 7,000,000		Term Loan, 6.770%-6.950%, maturing
		August 30, 2012			$7,056,875
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 2.600%, maturing
		June 24, 2012			1,015,781
1,496,250		Term Loan, 6.563%-8.250%, maturing
		June 24, 2012			1,519,862
		Complete Production Services, Inc.	B2	B
3,000,000		Term Loan, 6.720%, maturing
		September 12, 2012			3,034,689
		El Paso Corporation	B3	B
5,500,000		Term Loan, 2.850%, maturing
		November 30, 2007			5,536,284
22,314,485		Term Loan, 6.813%, maturing
		November 23, 2009			22,461,693
		EPCO Holdings, Inc.	Ba3	B+
11,750,000		Term Loan, 6.247%-6.603%, maturing
		August 18, 2010			11,928,083
		Key Energy Services, Inc.	NR	B-
4,500,000		Term Loan, 7.020%, maturing
		June 30, 2012			4,569,377
		LB Pacific, L.P.	B1	B-
3,980,000		Term Loan, 6.610%,6.950%, maturing
		February 15, 2012			4,042,188
		Lyondell-Citgo Refining, L.P.	Ba3	BB
1,975,000		Term Loan, 5.510%, maturing
		May 21, 2007			2,004,625
		Magellan Midstream Holdings, L.P.	Ba3	BB-
2,724,456		Term Loan, 5.785%, maturing
		June 30, 2012			2,752,554
		Mainline, L.P.	Ba3	BB-
7,237,500		Term Loan, 6.295%, maturing
		December 17, 2011			7,346,063
		Regency Gas Services, LLC	B1	B+
1,488,750		Term Loan, 6.780%, maturing
		June 01, 2010			1,503,637
500,000		Term Loan, 9.850%, maturing	B3	B-
		December 01, 2010			501,250
		Semcrude, L.P.	Ba3	NR
5,250,539		Term Loan, 6.520%, maturing
		March 16, 2011			5,316,170
3,726,350		Term Loan, 6.121%-7.750%, maturing
		March 16, 2011			3,772,929
		Targa Resources, Inc.	Ba3	B+
6,500,000	(5)	Term Loan, maturing
		October 31, 2007			6,524,375
1,000,000	(5)	Term Loan, maturing
		October 31, 2012			1,006,625

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas: (continued)
$ 7,774,194	(5)	Term Loan, maturing
		October 31, 2012			$7,825,697
		Vulcan Energy Corporation	Ba2	BB
5,080,638		Term Loan, 5.836%-5.860%, maturing
		August 12, 2011			5,134,620
		Western Refining Company, L.P.	B2	BB-
3,750,000		Term Loan, 6.581%, maturing
		July 27, 2012			3,759,375
		Williams Production RMT Company	Ba3	BB
3,921,412		Term Loan, 6.200%, maturing
		May 30, 2008			3,963,077
					112,575,829
Other Broadcasting and Entertainment: 3.8%
		Alliance Atlantis Communications, Inc.	Ba2	BB
2,312,774		Term Loan, 5.830%, maturing
		December 20, 2011			2,325,303
		DirecTV Holdings, LLC	Ba1	BB
10,000,000		Term Loan, 5.386%-5.470%, maturing
		April 13, 2013			10,104,170
		Echostar DBS Corporation	Ba3	BB-
9,000,000		Floating Rate Note, 7.304%, maturing
		October 01, 2008			9,191,250
		HIT Entertainment, Ltd.	B1	B
3,416,667		Term Loan, 6.110%, maturing
		March 20, 2012			3,433,323
		Liberty Media Corporation	Ba1	BB+
4,500,000		Floating Rate Note, 5.370%, maturing
		September 17, 2006			4,527,585
		Rainbow National Services, LLC	B1	BB+
10,945,000		Term Loan, 6.625%, maturing
		March 31, 2012			11,057,186
		Yankees Holdings, L.P.	NR	NR
314,286		Term Loan, 6.360%, maturing
		June 25, 2007			315,857
					40,954,674
Other Telecommunications: 4.0%
		Cincinnati Bell, Inc.	Ba3	B+
3,500,000		Term Loan, 5.360%-5.390%, maturing
		August 31, 2012			3,524,063
		Consolidated Communications, Inc.	B1	BB-
2,452,170		Term Loan, 6.052%-6.270%, maturing
		October 14, 2011			2,476,692
		D&E Communications, Inc.	Ba3	BB-
2,947,025		Term Loan, 5.840%-7.750%, maturing
		December 31, 2011			2,969,128
		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 5.813%, maturing
		February 15, 2012			3,516,188

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: (continued)
	Hawaiian Telcom Communications, Inc.	B1	B+
$ 3,500,000	Term Loan, 6.280%, maturing
	October 31, 2012			$3,539,813
	Iowa Telecommunications Services, Inc.	Ba3	BB-
4,250,000	Term Loan, 5.290%-5.770%, maturing
	November 23, 2011			4,296,486
	Qwest Capital Funding, Inc.	B2	B
10,000,000	Floating Rate Note, 7.290%, maturing
	February 15, 2009			10,137,500
	Qwest Corporation	B1	BB
800,000	Term Loan, 8.530%, maturing
	June 30, 2007			821,666
	Time Warner Telecom Holdings, Inc.	B2	CCC+
3,000,000	Floating Rate Note, 7.790%, maturing
	February 15, 2011			3,067,500
	Valor Telecommunication Enterprises II, LLC	Ba3	BB-
8,680,272	Term Loan, 5.811%-5.831%, maturing
	February 14, 2012			8,784,704
				43,133,740
Personal & Nondurable Consumer Products: 6.1%
	Amscan Holdings, Inc.	B1	B
1,967,538	Term Loan, 6.560%-6.890%, maturing
	April 30, 2012			1,979,835
	Bushnell Performance Optics	B1	B+
1,750,000	Term Loan, 7.020%, maturing
	August 19, 2011			1,776,798
	Church & Dwight Company, Inc.	Ba2	BB+
4,384,522	Term Loan, 5.820%, maturing
	May 30, 2011			4,436,588
	Fender Musical Instruments Corporation
2,487,500	Term Loan, 6.310%, maturing	B1	B+
	March 30, 2012			2,512,375
2,500,000	Term Loan, 8.720%, maturing	B3	B-
	September 30, 2012			2,518,750
	Hillman Group, Inc.	B2	B
2,955,000	Term Loan, 7.438%-7.688%, maturing
	March 30, 2011			2,992,862
	Hunter Fan Company	B1	B
900,000	Term Loan, 6.750%-6.940%, maturing
	March 24, 2012			897,750
	Jarden Corporation	B1	B+
11,201,123	Term Loan, 6.020%, maturing
	August 15, 2011			11,248,728
4,314,444	Term Loan, 5.688%, maturing
	January 24, 2012			4,332,781
	Mega Bloks, Inc.	Ba3	BB-
997,500	Term Loan, 5.625%-6.000%, maturing
	July 26, 2012			1,010,281

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Natural Products Group, LLC.	B2	B
$ 1,577,301		Term Loan, 7.340%, maturing August 16, 2011			$1,575,823
		Norwood Promotional Products Holdings, Inc.	NR	NR
7,438,733	(3)	Term Loan,maturing August 16, 2011			2,863,912
		Norwood Promotional Products, Inc.	NR	NR
12,368,002		Term Loan, 10.125%, maturing August 16, 2009			12,553,522
		Oreck Corporation	B1	B+
987,513		Term Loan, 6.780%, maturing January 27, 2012			991,216
		Prestige Brands Holdings, Inc.	B1	B+
1,960,125		Term Loan, 6.311%-8.000%, maturing April 06, 2011			1,981,359
		Reddy Ice Group, Inc.	B1	B+
1,000,000		Term Loan, 5.865%, maturing August 09, 2012			1,009,688
		Spectrum Brands, Inc.	B1	B+
11,044,500		Term Loan, 5.790%-6.110%, maturing February 06, 2012			11,120,431
		Tupperware Corporation	Ba2	BB
8,400,000	(5)	Term Loan, maturing November 07, 2012			8,397,379
					74,200,078
Personal, Food & Miscellaneous: 4.1%
		AFC Enterprises, Inc.	B1	B+
1,493,750		Term Loan, 6.313%, maturing May 11, 2011			1,512,422
		Alderwoods Group, Inc.	B1	BB-
1,652,649		Term Loan, 5.480%-6.117%, maturing September 29, 2009			1,673,824
		Arby’s Restaurant Group, Inc.	B1	B+
5,985,000		Term Loan, 6.110%-6.493%, maturing July 25, 2012			6,023,651
		Brickman Group Holdings, Inc.	Ba3	BB-
1,551,136		Term Loan, 5.660%, maturing December 19, 2008			1,547,259
		Burger King Corporation	Ba2	B+
4,488,750		Term Loan, 5.830%, maturing June 30, 2012			4,544,159
		Burt’s Bees, Inc.	B2	B
1,243,750		Term Loan, 6.410%-7.040%, maturing March 24, 2011			1,253,855
		Carrols Corporation	B1	B+
3,380,715		Term Loan, 6.563%, maturing December 31, 2010			3,434,066
		Central Garden & Pet Company	Ba2	BB+
992,435		Term Loan, 5.720%-5.831%, maturing May 15, 2009			1,006,701

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: (continued)
		Coinmach Corporation	B2	B
$ 4,623,685		Term Loan, 6.938%-7.125%, maturing July 25, 2009			$4,690,151
		Coinstar, Inc.	Ba3	BB-
2,681,718		Term Loan, 6.100%, maturing July 07, 2011			2,730,325
		Culligan International Company	B1	B+
2,475,000		Term Loan, 6.470%, maturing September 30, 2011			2,509,806
		Doane Pet Care Company	B1	BB-
500,000	(5)	Term Loan, maturing October 24, 2012			506,875
		Domino’s, Inc.	Ba3	BB-
3,431,677		Term Loan, 5.813%, maturing June 25, 2010			3,476,718
		Jack in the Box, Inc.	Ba2	BB
3,426,307		Term Loan, 4.920%-5.810%, maturing January 09, 2011			3,462,712
		MD Beauty, Inc.
1,948,387		Term Loan, 7.250%-8.750%, maturing February 18, 2012	B1	B	1,960,564
2,000,000		Term Loan, 11.250%, maturing February 18, 2013	B3	CCC+	2,010,000
		N.E.W. Holdings I, LLC	B1	B+
2,111,472		Term Loan, 7.063%-7.375%, maturing July 08, 2011			2,141,824
					44,484,912
Printing & Publishing: 9.0%
		Adams Outdoor Advertising, L.P.	B1	B+
4,533,279		Term Loan, 5.870%-6.200%, maturing October 18, 2012			4,600,336
		American Achievement Corporation	B1	B+
893,007		Term Loan, 6.370%-8.250%, maturing March 25, 2011			906,402
		American Media Operations, Inc.	B1	B
1,192,045		Term Loan, 6.813%, maturing April 01, 2007			1,203,220
4,345,781		Term Loan, 6.813%, maturing April 01, 2007			4,386,523
		American Reprographics Company
1,827,653		Term Loan, 5.524%-5.640%, maturing June 18, 2009	Ba3	BB-	1,848,214
700,000		Term Loan, 10.636%, maturing December 18, 2009	B1	B	717,500
		Ascend Media Holdings, LLC	B3	B
1,739,063		Term Loan, 6.460%-6.810%, maturing January 31, 2012			1,744,497
		Dex Media East, LLC	Ba2	BB
3,409,522		Term Loan, 5.500%-5.930%, maturing May 08, 2009			3,429,768

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
		Dex Media West, LLC	Ba2	BB
$ 1,218,774		Term Loan, 4.240%-5.460%, maturing September 09, 2009			$1,223,630
16,271,579		Term Loan, 5.490%-5.960%, maturing March 09, 2010			16,370,234
		Enterprise Newsmedia, LLC	B2	B
3,000,000		Term Loan, 6.860%, maturing June 30, 2012			3,037,500
		Freedom Communications, Inc.	Ba2	BB
2,368,891		Term Loan, 5.370%-5.530%, maturing May 01, 2013			2,387,843
		FSC Acquisition, LLC	B2	B
2,533,113		Term Loan, 6.020%-6.330%, maturing August 01, 2012			2,543,668
		IWCO Direct, Inc.	B1	B
1,492,501		Term Loan, 7.270%, maturing January 31, 2011			1,514,888
		Journal Register Company	Ba2	BB
5,368,811		Term Loan, 5.550%-5.740%, maturing August 12, 2012			5,401,529
		Liberty Group Publishing, Inc.	B1	B+
1,965,125		Term Loan, 6.188%,6.375%, maturing February 28, 2012			1,983,241
		MC Communications, LLC	B2	B
3,406,667		Term Loan, 6.540%, maturing December 31, 2010			3,438,604
		Merrill Communications, LLC	Ba3	B+
2,128,271		Term Loan, 6.581%, maturing July 30, 2009			2,154,875
832,509		Term Loan, 6.581%, maturing July 30, 2009			842,915
		Newspaper Holdings, Inc.	NR	NR
1,666,667	(5)	Term Loan, maturing August 24, 2012			1,678,125
		PBI Media, Inc.	B2	B
1,000,000		Term Loan, 6.411%-6.493%, maturing September 30, 2012			1,005,625
		Primedia, Inc.	B2	B
190,915		Revolver, 6.140%, maturing June 30, 2008			185,784
6,500,000		Term Loan, 6.140%, maturing September 30, 2013			6,426,875
		R.H. Donnelley, Inc.	Ba3	BB
724,802		Term Loan, 5.780%-5.920%, maturing December 31, 2009			729,105
11,710,318		Term Loan, 5.520%-5.860%, maturing June 30, 2011			11,776,751
		Source Media, Inc.	B1	B
3,419,118		Term Loan, 6.270%, maturing November 08, 2011			3,468,268

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
		Visant Holding Corporation	B1	B+
$ 10,735,000		Term Loan, 5.940%-6.188%, maturing October 04, 2011			$10,897,700
		Ziff Davis Media, Inc.	B3	CCC+
1,500,000		Floating Rate Note, 9.693%, maturing May 01, 2012			1,383,750
					97,287,370
Radio and TV Broadcasting: 5.2%
		Block Communications, Inc.	Ba2	BB-
2,431,022		Term Loan, 6.270%, maturing November 15, 2009			2,453,812
		Emmis Operating Company	Ba2	B+
9,900,000		Term Loan, 5.720%, maturing November 10, 2011			9,968,686
		Entravision Communications Corporation	Ba3	B+
3,000,000		Term Loan, 5.550%, maturing March 29, 2013			3,025,125
		Gray Television, Inc.	Ba2	BB-
1,000,000	(5)	Term Loan, maturing			1,005,313
		Mission Broadcasting, Inc.	Ba3	B
2,432,394		Term Loan, 5.770%, maturing August 14, 2012			2,449,623
		NEP Supershooters, L.P.	B1	B
2,470,000		Term Loan, 7.710%-8.020%, maturing February 03, 2011			2,500,875
985,000		Term Loan, 7.520% maturing February 03, 2011			994,234
		Nexstar Broadcasting, Inc.	Ba3	B
2,476,056		Term Loan, 5.770%, maturing August 14, 2012			2,493,594
		Paxson Communications Corporation	B1	B-
9,000,000		Floating Rate Note, 6.900%, maturing January 15, 2010			9,022,500
		Raycom Media, Inc.	NR	NR
4,750,000		Term Loan, 6.063%, maturing March 31, 2012			4,767,813
		Spanish Broadcasting Systems, Inc.
3,980,000		Term Loan, 6.030%, maturing June 10, 2012	B1	B+	4,041,360
1,500,000		Term Loan, 7.510%, maturing June 10, 2013	B2	CCC+	1,524,063
		Susquehanna Media Company	Ba2	BB-
6,965,000		Term Loan, 5.950%-6.090%, maturing March 31, 2012			6,980,239
		Young Broadcasting, Inc.	B1	B
4,987,500		Term Loan, 5.688%-6.313%, maturing November 03, 2012			5,028,024
					56,255,261

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: 8.1%
	Advance Stores Company, Inc.	Ba1	BB+
$ 1,813,388	Term Loan, 5.563%-5.750%, maturing September 30, 2010			$1,835,490
3,049,714	Term Loan, 5.625%-5.630%, maturing September 30, 2010			3,086,884
	Alimentation Couche-Tard, Inc.	Ba2	BB
1,203,061	Term Loan, 5.688%, maturing December 17, 2010			1,218,099
	Baker & Taylor, Inc.	Ba3	B+
1,382,727	Revolver, 5.610%-7.000%, maturing August 11, 2010			1,375,813
	Baker & Taylor, Inc.	B1	B
1,000,000	Term Loan, 10.996%, maturing May 06, 2011			1,012,500
	Blockbuster Entertainment Corporation	B3	B-
6,980,000	Term Loan, 6.990%-7.540%, maturing August 20, 2011			6,790,402
	Dollarama Group, L.P.	B1	B+
3,473,750	Term Loan, 5.930%, maturing November 18, 2011			3,530,198
	Harbor Freight Tools, Inc.	B1	B+
8,313,540	Term Loan, 6.290%-6.650%, maturing July 15, 2010			8,403,950
	Jean Coutu Group, Inc.	B2	BB-
9,684,413	Term Loan, 6.375%-6.500%, maturing July 30, 2011			9,758,557
	Mapco Express, Inc.	B2	B+
2,493,750	Term Loan, 6.710%-8.500% maturing April 28, 2011			2,527,261
	Movie Gallery, Inc.	B2	B-
5,486,250	Term Loan, 7.830%, maturing April 27, 2011			5,261,901
	Nebraska Book Company, Inc.	B2	B
2,462,500	Term Loan, 6.520%-6.700%, maturing March 04, 2011			2,485,586
	Neiman-Marcus Group, Inc.	B1	B+
19,000,000	Term Loan, 6.475%, maturing April 06, 2013			19,107,958
	Oriental Trading Company, Inc.
3,157,435	Term Loan, 8.813%, maturing August 06, 2010	B3	B-	3,177,169
1,750,000	Term Loan, 6.313%, maturing January 08, 2011	B3	B-	1,759,480
	Pantry, Inc.	B1	B+
5,243,478	Term Loan, 6.340%, maturing March 12, 2011			5,269,696
	Tire Rack, Inc.	B1	BB-
997,500	Term Loan, 5.900%-6.270%, maturing June 24, 2012			1,009,969

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
		Travelcenters of America, Inc.	B1	BB
$ 10,000,000		Term Loan, 5.620%-5.770%, maturing December 01, 2011			$10,121,250
					87,732,163
Satellite: 1.1%
		Panamsat Corporation	Ba3	BB+
11,880,000		Term Loan, 6.045%-6.107%, maturing August 20, 2011			12,035,390
					12,035,390
Telecommunications Equipment: 1.4%
		AAT Communications Corporation	B1	BB+
3,000,000		Term Loan, 5.610%, maturing July 27, 2012			3,040,314
		AAT Communications Corporation	B2	BB
1,000,000		Term Loan, 6.610%, maturing July 29, 2013			1,016,042
		Sorenson Communications, Inc.
2,000,000	(5)	Term Loan, maturing November 15, 2012	B2	B	2,023,750
750,000	(5)	Term Loan, maturing May 09, 2013	B3	CCC+	766,719
		Syniverse Holding, LLC	Ba3	BB-
2,607,141		Term Loan, 6.030%, maturing February 15, 2012			2,638,100
					9,484,925
Textiles & Leather: 1.6%
		Malden Mills Industries, Inc.	NR	NR
2,573,615	(3)	Term Loan, maturing October 01, 2008			514,723
634,681	(3)	Term Loan, maturing October 01, 2008			—
		Polymer Group, Inc.	B1	BB-
7,500,000		Term Loan, 7.250%, maturing November 22, 2012			7,579,687
		Propex Fabrics, Inc.	B3	B+
1,912,816		Term Loan, 6.280%, maturing November 30, 2011			1,917,599
		St. John Knits International, Inc.	B1	B+
875,952		Term Loan, 6.563%, maturing March 18, 2012			889,092
		Targus Group International	B1	B
2,000,000	(5)	Term Loan, maturing November 15, 2012			2,018,750
		William Carter Company	B1	BB
3,750,000		Term Loan, 5.650%-5.811%, maturing July 14, 2012			3,798,049
					16,717,900

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: 9.4%
	Allegheny Energy Supply Company	Ba2	BB
$ 13,124,530	Term Loan, 5.636%-5.918%, maturing March 08, 2011			$13,282,024
	Calpine Corporation	B3	CCC
2,912,789	Term Loan, 9.900%, maturing July 16, 2007			2,237,022
	Cogentrix Delaware Holdings, Inc.	Ba2	BB+
5,437,007	Term Loan, 5.780%, maturing April 14, 2012			5,503,273
	Coleto Creek Power
937,427	Term Loan, 6.160%, maturing June 30, 2011	Ba3	BB	953,441
1,000,000	Term Loan, 6.997%, maturing June 30, 2012	B1	BB-	1,022,188
	Kgen, LLC	B2	B
4,975,000	Term Loan, 6.645%, maturing August 01, 2011			4,968,781
	La Paloma Generating Company
111,500	Term Loan, 5.770%, maturing August 16, 2012	Ba3	BB-	112,476
218,579	Term Loan, 5.747%, maturing August 16, 2012	Ba3	BB-	220,492
1,400,000	Term Loan, 5.770%, maturing August 16, 2012	Ba3	BB-	1,412,250
1,000,000	Term Loan, 7.520%, maturing August 16, 2013	B1	B	1,014,375
	LSP-Kendall Energy, LLC	B1	B
10,000,000	Term Loan, 5.940%, maturing October 07, 2013			9,971,880
	NRG Energy, Inc.	Ba3	BB
2,734,375	Term Loan, 3.920%, maturing December 24, 2011			2,752,034
3,489,258	Term Loan, 5.895%, maturing December 24, 2011			3,511,791
	Pike Electric, Inc.	B1	BB-
2,734,302	Term Loan, 6.188%, maturing July 01, 2012			2,768,480
1,642,918	Term Loan, 6.250%, maturing December 10, 2012			1,663,454
	Primary Energy Finance, LLC	Ba2	BB-
2,750,000	Term Loan, 6.020%, maturing August 24, 2012			2,787,241
	Reliant Energy Resources Corporation	B1	B+
22,841,231	Term Loan, 2.375%-6.426%, maturing April 30, 2010			22,876,932

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
	Riverside Energy Center, LLC	Ba3	B
$ 276,115	Term Loan, 7.930%, maturing June 24, 2011			$285,779
3,491,163	Term Loan, 7.930%, maturing June 24, 2011			3,613,354
2,415,971	Term Loan, 7.930%, maturing June 24, 2011			2,500,530
	Texas Genco, LLC	Ba2	BB
4,362,692	Term Loan, 5.870%-5.946%, maturing December 14, 2011			4,374,620
10,535,769	Term Loan, 6.330%-6.412%, maturing December 14, 2011			10,564,574
	Thermal North America	Ba3	BB-
1,000,000	Term Loan, 5.690%, maturing October 12, 2013			1,010,000
1,500,000	Term Loan, 5.880%, maturing October 12, 2013			1,515,000
				100,921,991
	Total Senior Loans (Cost $2,052,316,587)			2,066,023,086

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

Equities and Other Assets: 2.4%

	Description	Value
(@)	Acterna, LLC (85,722 Common Shares)	$4,971,876
(@), (R)	Acterna, Inc.—Contingent Right	—
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	186,961
(@), (R)	AM Cosmetics Corporation (Liquidation Interest)	25
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	6,001,312
(@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (1,402,038 Common Shares)	145,812
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(@), (R)	Enginen Realty (857 Common Shares)	—
(@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	305,999
(@), (R)	Galey & Lord, Inc. (203,345 Common Shares)	—
(@), (R)	Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)	—
(@), (R)	Gemini Leasing, Inc. (143,079 common shares)	$—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)	224,458
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)	748
(2), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (300,141 Common Shares)	1
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	2,619
(@), (R)	Intera Group, Inc. (864 Common Shares)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	14,179
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	100
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)	—
(@), (R)	London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)	485,866
(@), (R)	Malden Mills Industries, Inc. (436,865 Common Shares)	—
(@), (R)	Malden Mills Industries, Inc. (1,427,661 Preferred Shares)	—
(@), (R)	Morris Material Handling, Inc. (481,373 Common Shares)	2,729,384
(@), (R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	40,136
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)	—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

Equities and Other Assets: (continue)

	Description		Value
(@), (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		$—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		—
(@), (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		—
(@), (R)	New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 15, 2006)		61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238 Common Shares)		—
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)		10,271,433
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)		300,735
(@), (R)	Targus Group, Inc. (Warrants for 66,824 Common Shares, Expires December 6, 2012)		138,660
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in
	Bankruptcy Estate)		—
	Total Equity and Other Assets (Cost $18,255,680)		25,937,528

	Total Investments (Cost $2,070,572,267)(6)	194.2%	$2,091,960,614
	Preferred Shares and Liabilities in Excess of Cash and Other Assets — Net	(94.2)	(1,014,603,535)
	Net Assets	100.0%	$1,077,357,079

(@)	Non-income producing security
(R)	Restricted security
*

Senior loans, while exempt from registration under the Security Act of 1933, as ameded contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NR	Not Rated
†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(6)	For federal income tax purposes, the cost of investment is $2,072,224,684 and net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$33,098,683
Gross Unrealized Depreciation	(13,362,753)
Net Unrealized Appreciation	$19,735,930

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the “Program,” formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust’s common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust’s common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust will issue new shares for dividend reinvestment purchases when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust’s Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2005 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23
February 28	March 8	March 22
March 31	April 7	April 22
April 29	May 6	May 23
May 31	June 8	June 22
June 30	July 7	July 22
July 29	August 8	August 22
August 31	September 8	September 22
September 30	October 5	October 24
October 31	November 8	November 22
November 30	December 8	December 22
December 20	December 28	January 11

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust’s common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust’s name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust’s NAV and market price are published daily under the “Closed-End Funds” feature in Barron’s, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2005 was 6,214 which does not include approximately 47,713 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on August 31, 2004 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE’s Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust’s disclosure controls and procedures and internal controls over financial reporting.

Investment Manager

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Information regarding how the Trust’s voting proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

PRQR-UPRT3Q	(1105-012706)